ACCOUNTS PAYABLE AND ACCRUED LIABILTIES	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILTIES

7.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As of December 25, 2021 and June 26, 2021, accounts payable and accrued liabilities consist of the following:

	December 25,	June 26,
	2021	2021
Accounts Payable	$32,566	$35,064
Accrued Liabilities	7,260	7,348
Accrued Deal Costs	4,123	4,123
Accrued Payroll	3,162	2,716
Local & State Taxes Payable	6,573	7,321
Other Accrued Liabilities	566	567

Total Accounts Payable and Accrued Liabilities	$54,250	$57,139

Medmen Enterprises Inc. [Member]
ACCOUNTS PAYABLE AND ACCRUED LIABILTIES

14. ACCOUNTS PAYABLE AND ACCRUED LIABILTIES

As of June 26, 2021 and June 27, 2020, accounts payable and accrued liabilities consist of the following:

	2021	2020

Accounts Payable	$35,064,380	$55,658,731
Accrued Liabilities	11,470,700	10,513,204
Other Accrued Liabilities	10,603,703	10,455,783

Total Accounts Payable and Accrued Liabilities	$57,138,783	$76,627,718